Provisions (Tables)	12 Months Ended
Mar. 31, 2018
Provisions [Abstract]
Details of Estimate of the Provisions

The outcome of our estimate of the provisions is disclosed below.

	Restructuring £m [a]	Property £m	Network ARO £m	Network share £m	Regulatory £m	Litigation £m	Other £m	Total £m

At 31 March 2016	20	296	78	60	64	73	152	743
Income statement expense	–	38	27	5	426	6	34	536
Unwind of discount	–	12	2	2	–	–	–	16
Utilised or released	(10)	(54)	(24)	(17)	(11)	(11)	(8)	(135)
Transfers	–	–	–	–	–	–	(3)	(3)
Exchange differences	1	–	–	–	–	1	2	4
At 31 March 2017	11	292	83	50	479	69	177	1,161
Income statement expense	4	37	2	–	51	6	33	133
Unwind of discount	–	11	2	2	–	–	–	15
Utilised or released	(2)	(46)	(16)	(19)	(210)	(11)	(32)	(336)
Transfers	–	–	–	–	–	–	85	85
Exchange differences	(1)	–	–	–	–	–	(2)	(3)
At 31 March 2018	12	294	71	33	320	64	261	1,055

[a]  Restructuring costs for which the timing and amount are certain. These amounts are reflected in trade and other payables.

Details of Provisions
At 31 March	2018 £m	2017 £m	2016 £m

Analysed as:
Current	603	625	178
Non-current	452	536	565
	1,055	1,161	743